Organization and Description of Business (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Description of Business [Abstract]
Schedule of Subsidiaries

Details of the significant subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	Percentage of Equity Ownership	Principal Activities
Qiner Co., Limited (“Qiner”)	Incorporated on April 21, 2017	Hong Kong, China	100%	Holding Company
Qinheng Co., Limited (“Qinheng”)	Incorporated on June 9, 2017	Hong Kong, China	100%	Holding Company
Shanghai Qincheng Information Technology Co., Ltd. (“CLPS QC” or “WOFE”)	Incorporated on August 4, 2017	Shanghai, China	100%	Holding Company
Shanghai Chenqin Information Technology Services Co., Ltd.	Incorporated on May 31, 2021	Shanghai, China	100%	Holding Company
CLPS Shanghai Co., Ltd. (“CLPS Shanghai”, formerly ChinaLink Professional Service Co., Ltd.)	Incorporated on August 30, 2005	Shanghai, China	100%	Software development
CLPS Dalian Co., Ltd. (“CLPS Dalian”)	Incorporated on May 25, 2011	Dalian, China	100%	Software development
CLPS Beijing Hengtong Co., Ltd. (“CLPS Beijing”)	Incorporated on March 30, 2015	Beijing, China	100%	Software development
CLPS Technology (Singapore) Pte. Ltd. (“CLPS SG”)	Incorporated on August 18, 2015	Singapore	100%	Software development
CLPS Technology (Hong Kong) Co., Limited (“CLPS Hong Kong”)	Incorporated on January 7, 2016	Hong Kong, China	100%	Software development
JAJI (Shanghai) Co., Ltd (“JAJI China”, formerly, Judge (Shanghai) Co., Ltd.)	Acquired on November 9, 2016	Shanghai, China	60%	Software development
CLPS Shenzhen Co., Ltd. (“CLPS Shenzhen”)	Incorporated on April 7, 2017	Shenzhen, China	100%	Software development
CLPS Guangzhou Co., Ltd. (“CLPS Guangzhou”)	Incorporated on September 27, 2017	Guangzhou, China	100%	Software development
Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	Percentage of Equity Ownership	Principal Activities
CLPS Hangzhou Co. Ltd. (“CLPS Hangzhou”)	Incorporated on July 31, 2019	Hangzhou, China	100%	Software development
Ridik Pte. Ltd. (“Ridik Pte.”)	Acquired on September 26, 2019	Singapore	100%	Software development
Ridik Software Solutions Pte. Ltd. (“Ridik Software Pte.”)	Acquired on September 26, 2019	Singapore	100%	Software development
Qinson Credit Card Services Limited (“Qinson”)	Incorporated on December 31, 2019	Hong Kong, China	100%	Software development
CLPS Technology (California) Inc. (“CLPS California”)	Incorporated on January 2, 2020	California, the United States of America	100%	Software development
Hainan Qincheng Software Technology Co., Ltd. (“Hainan Qincheng”)	Incorporated On January 20, 2021	Hainan, China	100%	Software development
CLPS Xi’an Co., Ltd.	Incorporated On April 15, 2021	Xi’an, China	100%	Software development
College of Allied educators Pte. Ltd. (“CAE”)	Acquired on January 3, 2024	Singapore	100%	Academic education